Schedule of investments
Delaware Ivy Science and Technology Fund
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.56%♦
Communication Services — 15.87%
Meta Platforms Class A	1,035,519	$ 522,129,390
Netflix †	277,804	187,484,364
Pinterest Class A †	3,805,726	167,718,345
Take-Two Interactive Software †	550,454	85,590,092
		962,922,191
Consumer Discretionary — 7.88%
Amazon.com †	1,491,243	288,182,710
DraftKings Class A †	2,122,799	81,027,238
MercadoLibre †	48,431	79,591,505
Tesla †	148,050	29,296,134
		478,097,587
Healthcare — 4.27%
Boston Scientific †	1,000,996	77,086,702
Exact Sciences †	1,080,778	45,662,870
Intuitive Surgical †	306,382	136,294,033
		259,043,605
Industrials — 2.24%
Copart †	1,181,334	63,981,049
Uber Technologies †	988,636	71,854,065
		135,835,114
Information Technology — 68.30%
Advanced Micro Devices †	813,062	131,886,787
Analog Devices	283,713	64,760,329
Apple	907,530	191,143,969
Arista Networks †	237,179	83,126,496
ARM Holdings ADR †	389,173	63,676,486
ASML Holding	240,804	246,277,475
Autodesk †	365,163	90,359,584
Broadcom	194,873	312,874,448
Cadence Design Systems †	614,142	189,002,200
Intuit	208,047	136,730,569
Keysight Technologies †	455,789	62,329,146
Lam Research	229,143	244,002,924
Microchip Technology	632,810	57,902,115
Micron Technology	1,174,088	154,427,795
Microsoft	1,204,133	538,187,244
NVIDIA	5,163,067	637,845,297
SAP ADR	960,699	193,782,595
Seagate Technology Holdings	3,281,515	338,882,054
Shopify Class A †	727,379	48,043,383
Taiwan Semiconductor Manufacturing ADR	999,510	173,724,833
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Zebra Technologies Class A †	597,676	$ 184,640,047
		4,143,605,776
Total Common Stocks (cost $3,013,856,639)		5,979,504,273

Short-Term Investments — 0.37%
Money Market Mutual Funds — 0.37%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	5,688,296	5,688,296
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	5,688,295	5,688,295
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	5,688,296	5,688,296
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	5,688,295	5,688,295
Total Short-Term Investments (cost $22,753,182)		22,753,182

Total Value of Securities—98.93% (cost $3,036,609,821)		6,002,257,455
Receivables and Other Assets Net of Liabilities—1.07%		64,893,165
Net Assets Applicable to 99,148,756 Shares Outstanding—100.00%		$6,067,150,620
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- IV008 [0624] 0824 (3772643)    1